Stock Options (Tables)	6 Months Ended
Jul. 31, 2012
Stock Options [Abstract]
Schedule of Stock Options Activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at February 1, 2012	7,200,000	$0.40
Granted	500,000	0.26
Exercised	0	0
Forfeited and canceled	0	0

Outstanding at July 31, 2012	7,700,000	$0.39	5.1

Exercisable at July 31, 2012	100,000	$0.26	5.4